Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Disclosure Of Detailed Information About Inventory

	As of December 31, 2021	As of December 31, 2020

Materials and spare parts	8,739	7,743
Crude oil stock (Note 6.2)	5,222	6,127

Total	13,961	13,870